Sale of Weald Basin Assets (Detail) £ in Thousands, shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Aug. 11, 2016 GBP (£) shares	Jun. 10, 2016 GBP (£)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)	Sep. 30, 2016 GBP (£)	Sep. 09, 2016 GBP (£)
Celtique Claim
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement costs	£ 500			£ 500
Subsidiary | Celtique Claim
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement costs	500
Subsidiary | Weald ATA, IoW ATA, and Settlement Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds	£ 446
Subsidiary | UKOG | Asset Transfer Agreement | UK Oil and Gas Investments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage, sold in period		50.00%
Total consideration		£ 1,800
Subsidiary | UKOG | Asset Transfer Agreement | Offshore Petroleum Licence
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage, sold in period		22.50%
Total consideration		£ 16
Subsidiary | UK Oil and Gas Investments | UKOG | Weald ATA, IoW ATA, and Settlement Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (in shares) | shares	50.9
Investment, face amount	£ 703				£ 930	£ 958
Gain on disposal of discontinued operations before tax | $			$ 1.1
Subsidiary | UK Oil and Gas Investments | UKOG | Weald ATA, IoW ATA, and Settlement Agreement | Scenario, Previously Reported
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment, face amount	£ 713